Trading properties (Details) $ in Millions	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Statement [Line Items]
Beginning	$ 2,883			$ 17,667
Additions	507		$ 1,320
Currency translation adjustment	(156)		(1,138)
Transfers				0
Desconsolidation				(12,611)
Disposals			(2,355)
Ending		$ 3,234,000,000	2,883
Properties Under Development [Member]
Statement [Line Items]
Beginning	1,313		2,040
Additions	470		669
Currency translation adjustment	(156)		(205)
Transfers			(318)
Desconsolidation				(233)
Disposals			(640)
Ending		1,627,000,000	1,313
Completed Properties [Member]
Statement [Line Items]
Beginning	200		4,985
Additions	0		0
Currency translation adjustment	0		(318)
Transfers			318
Desconsolidation				(3,490)
Disposals			(1,295)
Ending		200,000,000	200
Undeveloped Properties [Member]
Statement [Line Items]
Beginning	1,370		10,642
Additions	37		651
Currency translation adjustment	$ 0		(615)
Transfers			0
Desconsolidation				$ (8,888)
Disposals			(420)
Ending		$ 1,407,000,000	$ 1,370